UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21480

              THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
               (Exact name of registrant as specified in charter)

                               25 DEFOREST AVENUE
                            SUMMIT, NEW JERSEY 07901
               (Address of principal executive offices) (Zip code)

                     JOHN H. KIM, DIRECTOR & SENIOR COUNSEL
                            DEUTSCHE ASSET MANAGEMENT
                                 345 PARK AVENUE
                            NEW YORK, NEW YORK 10154
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (908) 608-3160

                        Date of fiscal year end: MARCH 31

                  Date of reporting period: SEPTEMBER 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

              THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC

                  ADDENDUM TO CONSOLIDATED FINANCIAL STATEMENTS
     For the Six Month Period from April 1, 2005 through September 30, 2005

BOARD REVIEW OF THE CURRENT INVESTMENT MANAGEMENT AGREEMENT

      The Board of Directors of the Fund (the "Board") presently consists of three directors, all of whom are independent, or non-interested, directors (the "Independent Directors"). The Board considers matters relating to the investment management agreement (the "Investment Management Agreement") between DB Investment Managers, Inc. ("DBIM") and The Topiary Master Fund for Benefit Plan Investors (BPI) LLC (the fund in which the Fund invests) throughout the year. On an annual basis, the Board specifically considers whether to approve the continuance of the Investment Management Agreement for an additional one-year period. In considering the approval of the Investment Management Agreement, the Board considers the terms of such agreement and the incentive compensation payable to DBIM under the Fund's operating agreement.

      At a meeting held on September 9, 2005 (the "September 9 Meeting"), the Board, comprised of the Independent Directors, unanimously approved the continuance of the Investment Management Agreement.

      At the September 9 Meeting, the Board reviewed, among other information, a memorandum from outside counsel outlining factors to be considered in evaluating investment management and underwriting arrangements, written and oral reports and compilations from DBIM, including comparative data as to investment performance, advisory fees and other expenses of peer funds, and expense comparisons of the Fund over a number of time periods. The Board also reviewed an Investment Management Group Review, which detailed the current and future business plans of DBIM and its affiliate DB ARS, and a memorandum from DBIM detailing the possible incidental benefits to DBIM resulting from the Investment Management Agreement. In addition, the Board took into account information provided at previous meetings and other knowledge about DBIM the Board had accumulated over the years.

      In approving the continuance of the Investment Management Agreement, the Board of Directors considered the following factors, among others:

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board examined the nature, extent and quality of the investment management services provided and to be provided to the Fund by DBIM and its affiliates. The Board considered the terms of the Investment Management Agreement and the experience and qualifications of DBIM and its personnel. The Board also considered DBIM's attention to compliance matters and the absence of material regulatory issues relating to the Fund. Further, the Board considered DBIM's past organizational changes and turnover in its personnel, the overall commitment of DBIM to the Fund, and the general financial condition, resources and reputation of DBIM and its parent. The Board was generally satisfied with the nature, extent and quality of the investment management services provided to the Fund.

      INVESTMENT PERFORMANCE. The Board considered performance information provided by DBIM over a number of time periods. DBIM also provided the Directors with comparative performance information of peer funds that they had requested. The Board also reviewed the ways in which the investment strategies employed by DBIM contributed to the Fund's investment performance. After considering all factors deemed appropriate, the Board concluded that the Fund's performance supported the continuance of the Investment Management Agreement.

      COSTS OF SERVICES. The Board examined the expenses paid by the Fund, together with the expense information concerning other similar funds. The Board also noted that DBIM had provided a 1.75% cap on the annual operating expenses of the Fund (exclusive of any incentive fee payments). Based on this information, the Board concluded that the investment management fee and expense ratio of the Fund were generally competitive.

      PROFITS REALIZED BY DBIM. DBIM advised the Board that its investment advisory arrangement with the Fund was not profitable at the current time, due primarily to the current size of the Fund and the agreement to cap operating expenses provided by DBIM as described above. Pursuant to the agreement to limit operating expenses, the entire advisory fee of $227,311 for the year ended March 31, 2005 was reimbursed by DBIM. Pursuant to the operating agreement, the Fund paid to DBIM an incentive allocation of $57,188 for the year ended March 31, 2005. The Board reviewed this information and concluded that any profit expected to be earned by DBIM from the Investment Management Agreement under the current circumstances was limited, which warranted the continuance of these advisory arrangements.

      ECONOMIES OF SCALE. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Fund had net assets of approximately $69 million at August 31, 2005 and the Board did not identify any economies of scale realized by DBIM at this asset level. The Board and DBIM agreed that the issue would be reviewed in the future to the extent that the Fund's assets increase.

      OTHER BENEFITS TO DBIM. The Board recognized that DBIM might realize others benefits from its relationship with the Fund, including receipt of fees by affiliates performing services for the Fund. These other potential benefits did not, however, affect the Board's decision to approve of the continuance of the Investment Management Agreement.

      Based on an evaluation of all factors deemed relevant, including the factors described above, the Board concluded that the Agreement should be continued through September 30, 2006.

              THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC

                        CONSOLIDATED FINANCIAL STATEMENTS

     For the Six Month Period from April 1, 2005 through September 30, 2005

              The Topiary Fund for Benefit Plan Investors (BPI) LLC

                        Consolidated Financial Statements
                                   (unaudited)
     For the Six Month Period from April 1, 2005 through September 30, 2005
--------------------------------------------------------------------------------

The financial  statements of The Topiary  Master Fund for Benefit Plan Investors
(BPI) LLC are attached and should be read in conjunction with the consolidated financial statements of The Topiary Fund for Benefit Plan Investors (BPI) LLC.

                                    CONTENTS

Consolidated Statement of Assets, Liabilities and Members' Capital.......    1
Consolidated Statement of Operations.....................................    2
Consolidated Statement of Changes in Members' Capital....................    3
Consolidated Statement of Cash Flows.....................................    4
Consolidated Financial Highlights........................................    5
Notes to Consolidated Financial Statements................................6-12
Directors and Officers Biographical Data.................................13-17
Portfolio Proxy Voting Policies and Procedures; SEC Filings .............   18
THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC .....ATTACHMENT A

              The Topiary Fund for Benefit Plan Investors (BPI) LLC

       Consolidated Statement of Assets, Liabilities and Members' Capital
                                   (unaudited)
                               September 30, 2005

ASSETS
Investments in the Master Fund                                       $53,601,457
Cash and cash equivalents                                              5,009,760
Receivable from Adviser                                                  362,261
Prepaid legal fees                                                        18,667
                                                                     -----------
           TOTAL ASSETS                                              $58,992,145
                                                                     ===========

LIABILITIES
Subscriptions received in advance                                    $ 5,009,759
Professional fees payable                                                 73,705
Administration fees payable                                                4,000
Custodian fees payable                                                       666
Other                                                                        252
                                                                     -----------
           TOTAL LIABILITIES                                           5,088,382
                                                                     -----------

MEMBERS' CAPITAL                                                      53,903,763
                                                                     -----------

TOTAL LIABILITIES AND MEMBERS' CAPITAL                               $58,992,145
                                                                     ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                   STATEMENTS.

              The Topiary Fund for Benefit Plan Investors (BPI) LLC

                      Consolidated Statement of Operations
                                   (unaudited)
     For the Six Month Period from April 1, 2005 through September 30, 2005

NET INVESTMENT LOSS ALLOCATED FROM THE MASTER FUND :
   Income                                                                                        $    29,962
   Expenses                                                                                         (396,174)
                                                                                                 -----------
Net investment loss allocated from the Master Fund                                                  (366,212)
                                                                                                 -----------

FUND INCOME
    Interest income                                                                                    3,074

FUND EXPENSES
   Amortization of offering costs                                                      152,040
   Professional fees                                                                    81,023
   Administration fees                                                                  12,000
   Custodian fees                                                                        5,670
                                                                                   -----------
Total expenses                                                                         250,733

Fund expenses reimbursed                                                              (249,211)
                                                                                   -----------
Net expenses                                                                                          (1,522)
                                                                                                 -----------

NET INVESTMENT INCOME FROM FUND                                                                        1,552
                                                                                                 -----------

Net investment loss                                                                                 (364,660)
                                                                                                 -----------

GAIN FROM INVESTMENT FUND TRANSACTIONS
   Net realized gain from investment funds allocated from the
         Master Fund                                                                   235,135
    Net change in unrealized appreciation on investment funds allocated from the
      Master Fund (net of taxes $46,972)                                             2,094,524
                                                                                   -----------
NET GAIN FROM INVESTMENT FUNDS TRANSACTIONS                                                        2,329,659
                                                                                                 -----------

        NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                 $ 1,964,999
                                                                                                 ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                   STATEMENTS.

              The Topiary Fund for Benefit Plan Investors (BPI) LLC

              Consolidated Statement of Changes in Members' Capital

                                                                         SPECIAL ADVISORY        OTHER
                                                                              MEMBER        MEMBERS' CAPITAL
MEMBERS' CAPITAL AT OCTOBER 1, 2004                                        $         --       $    100,000
                                                                           ------------       ------------
PERIOD FROM OCTOBER 1, 2004 (COMMENCEMENT OF
OPERATIONS)
THROUGH MARCH 31, 2005
   Net investment loss                                                               --           (164,880)
   Net realized gain from investment funds allocated from the  Master
          Fund                                                                  (54,354)
    Net unrealized appreciation on investment funds allocated from
          the Master Fund                                                            --            979,071
                                                                           ------------       ------------
        NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                     --            759,837

FROM MEMBERS' CAPITAL TRANSACTIONS
    Subscriptions                                                                    --         28,313,525
    Redemptions                                                                      --                 --
    Reallocation of incentive allocation                                         57,188            (57,188)
                                                                           ------------       ------------
          NET CHANGE IN MEMBERS' CAPITAL FROM CAPITAL TRANSACTIONS               57,188         28,256,337
                                                                           ------------       ------------

          NET CHANGE IN MEMBERS' CAPITAL                                         57,188         29,016,174
                                                                           ------------       ------------

Members' capital at end of period                                          $     57,188       $ 29,116,174
                                                                           ============       ============
          TOTAL CAPITAL ($29,173,362)

 FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)
   Net investment loss                                                               --           (364,660)
   Net realized gain from investment funds allocated from the  Master
          Fund                                                                       --            235,135
    Net unrealized appreciation on investment funds allocated from
          the Master Fund                                                            --          2,094,524
                                                                           ------------       ------------
          NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                   --          1,964,999

 FROM MEMBERS' CAPITAL TRANSACTIONS
   Subscriptions                                                                     --         22,822,590
   Redemptions                                                                  (57,188)                --
   Reallocation of incentive allocation                                         121,225           (121,225)
                                                                           ------------       ------------
          NET CHANGE IN MEMBERS' CAPITAL FROM CAPITAL TRANSACTIONS               64,037         22,701,365
                                                                           ------------       ------------

          NET CHANGE IN MEMBERS' CAPITAL                                         64,037         24,666,364
                                                                           ------------       ------------

 Members' capital at end of period                                         $    121,225       $ 53,782,538
                                                                           ============       ============
          TOTAL CAPITAL ($53,903,763)

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                   STATEMENTS.

              The Topiary Fund for Benefit Plan Investors (BPI) LLC

                      Consolidated Statement of Cash Flows
                                   (unaudited)
     For the Six Month Period from April 1, 2005 through September 30, 2005

CASH FLOWS FROM OPERATING ACTIVITIES
   Net increase in Members' capital from operations                                                   $  1,964,999
   Adjustments to reconcile net increase in Members' capital from operations to net cash used in operating activities:
        Purchases of investment in Master Fund                                                         (22,825,915)
        Redemption of investment in Master Fund                                                             57,188
        Net investment loss allocated from the Master Fund                                                 366,212
        Net realized gain from investment funds allocated from the Master Fund                            (235,135)
        Net unrealized appreciation on investment funds allocated from the Master
            Fund                                                                                        (2,094,524)
        Decrease in advance subscription to
            the Master Fund                                                                              3,771,167
        Decrease in prepaid expenses                                                                       152,040
        Increase in receivable from Adviser                                                               (124,605)
        Increase in prepaid legal                                                                          (18,667)
        Decrease in administration fees payable                                                             (8,000)
        Increase in professional fees payable                                                                2,080
        Decrease in custodian fees payable                                                                  (1,326)
        Increase in other liabilities                                                                          252
                                                                                                      ------------

           NET CASH USED IN OPERATING ACTIVITIES                                                       (18,994,234)
                                                                                                      ------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Subscriptions                                                                                        24,061,182
   Redemptions                                                                                             (57,188)
                                                                                                      ------------

           NET CASH PROVIDED BY FINANCING ACTIVITIES                                                    24,003,994
                                                                                                      ------------

NET INCREASE IN CASH                                                                                     5,009,760

Cash and cash equivalents at beginning of period                                                                --
                                                                                                      ------------

Cash and cash equivalents at end of period                                                            $  5,009,760
                                                                                                      ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                   STATEMENTS.

              The Topiary Fund for Benefit Plan Investors (BPI) LLC

                        Consolidated Financial Highlights

RATIOS AND OTHER FINANCIAL HIGHLIGHTS

                                                       SIX MONTH PERIOD
                                                              FROM             PERIOD FROM
                                                         APRIL 1, 2005       OCTOBER 1, 2004
THE FOLLOWING REPRESENTS THE RATIOS TO                      THROUGH          (COMMENCEMENT OF
AVERAGE NET ASSETS AND OTHER FINANCIAL                 SEPTEMBER 30, 2005   OPERATIONS) THROUGH
HIGHLIGHTS INFORMATION FOR THE PERIOD:                     (UNAUDITED)        MARCH 31, 2005
                                                       ------------------   -------------------
      Ratios to average net assets:

      Net investment loss (a)(b)                              (1.60%)               (1.67%)

      Net expenses (a)(b)(c)                                   1.75%                 1.75%

      Incentive allocation                                     0.53%                 0.58%
                                                         ----------            ----------
      Net expenses and incentive allocation
                                                               2.28%                 2.33%

      Total return(d)                                          3.56%                 5.04%
      Incentive allocation(d)                                 (0.24%)               (0.20%)
                                                         ----------            ----------
      Total return net of incentive allocation(d)              3.32%                 4.84%

      Portfolio turnover rate of Master Fund                     12%                    3%

      Members' capital, end of period (thousands)        $   53,904            $   29,173

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                   STATEMENTS.

(a)   Annualized for periods of less than one year.

(b) The Adviser waived and reimbursed $251,127 of fees for the six month period ended September 30, 2005. The net investment loss ratio would have been 1.11% greater and the total expenses ratio would have been 1.11% greater had these fees and expenses not been waived and reimbursed by the Adviser. The Adviser waived and reimbursed $349,691 of fees and expenses for the period ended March 31, 2005. The net investment loss ratio would have been 3.57% greater and the total expenses ratio would have been 3.57% greater on an annualized basis had these fees and expenses not been waived/reimbursed by the Adviser.

(c) Expense ratios for the underlying Investment funds are not included in the expense ratio, however expenses of the Master Fund are included.

(d)   Not annualized.

The above ratios and total returns are calculated for all Members taken as a whole. An individual investor's return may vary from these returns based on the timing of capital contributions.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                   STATEMENTS.

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

The Topiary Fund for Benefit Plan Investors (BPI) LLC (the "Fund") was organized as a Delaware limited liability company on July 16, 2004 and commenced operations October 1, 2004. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's interests (the "Interests") are registered under the Securities Act of 1933, as amended (the "1933 Act"), but are subject to substantial limits on transferability and resale. The Fund's investment objective is to generate long-term capital appreciation. The Fund will seek to achieve this objective by investing substantially all of its investable assets into The Topiary Offshore Fund for Benefit Plan Investors
(BPI) LDC (the "Offshore Fund"), a Cayman Island limited duration company with the same investment objectives as the Fund. The Offshore Fund in turn will invest substantially all of its investable assets in The Topiary Master Fund for Benefit Plan Investors (BPI) LLC (the "Master Fund"), a registered investment company with the same investment objectives as the Fund and the Offshore Fund. The Fund owns 100% of the beneficial interests of the Offshore Fund, and the Offshore Fund owns approximately 86% of the beneficial interests in the Master Fund at September 30, 2005. The remaining balance of the Master Fund is owned by DBAH Capital, L.L.C, an affiliate of DB Investment Managers, Inc. These financials statements are the consolidation of the Fund and the Offshore Fund. Inter-company balances have been eliminated through consolidation. The Offshore Fund commenced operations on October 1, 2004.

The Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Fund on behalf of the members (the "Members"). At least a majority of the Board is and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Fund.

DB Investment Managers, Inc. (the "Adviser") serves as the investment adviser of the Fund subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the "Investment Management Agreement"). Pursuant to the Investment Management Agreement, the Adviser provides the Fund with ongoing investment guidance, policy direction, and monitoring of the Fund. The Adviser is an indirect wholly owned subsidiary of Deutsche Bank AG ("Deutsche Bank"), an international commercial and investment banking group, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended ("Advisers Act").

Generally, initial and additional applications for Interests by eligible investors may be accepted at such times as the Fund's operating agreement may determine. The Fund reserves the right to reject any applications for interests in the Fund. The Fund from time

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

1. ORGANIZATION (CONTINUED)

to time may offer to repurchase Interests. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion. A Member's Interest in the Fund can only be transferred or assigned with the written consent of the Board, which may be withheld in its sole discretion.

The performance of the Fund is directly affected by the performance of the Master Fund. Attached are the financial statements of the Master Fund, which are an integral part of these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

A. VALUATIONS

The Fund's investment in the Master Fund represents substantially all of the Fund's assets. All investments owned are carried at value which is the portion of the net asset value of the Master Fund held by the Fund. The accounting for and valuation of investments by the Master Fund is discussed in the notes to the financial statements for the Master Fund, which are included elsewhere in this report.

B. INCOME RECOGNITION AND SECURITY TRANSACTIONS

Investments in the Master Fund are recorded on the effective date of the subscription in the Master Fund. The Fund records its proportionate share of the Master Fund's income, expenses, and realized and unrealized gains and losses. In addition, interest income on the Fund's cash balance is recorded on an accrual basis and the Fund accrues its own expenses as incurred.

C. FUND COSTS

The Fund bears all expenses incurred in its business other than those that the Adviser assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

The Fund's offering expense is being amortized over a twelve month period beginning upon commencement of the Fund's operations. The organizational expenses of the Fund, the Offshore Fund, and the Master Fund were paid by the Adviser.

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. INCOME TAXES

The Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Accordingly, no provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss. The Master Fund withholds and pays taxes on U.S. source income and U.S. effectively connected income, if any, allocated from underlying investments to the extent such income is not exempted from withholding under the Internal Revenue Code and Regulations there under. Such amounts are treated as withholding tax credits for federal income tax purposes. The actual amount of such taxes is not known until all K-1's from underlying funds are received, usually in the following tax year. Prior to the final determination, the amount of the tax is estimated based on information available. The final tax could be different from the estimated tax and the difference could be significant.

E. CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of monies on deposit at PFPC Trust Company. The Fund treats all financial instruments that mature within three months as cash equivalents.

F. USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts and disclosures in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent, however, actual results could differ from these estimates.

G. ALLOCATION OF NET PROFITS AND LOSSES

Net investment income and net realized and unrealized gains and losses on investments for the Fund are allocated to the Members' Capital Accounts based on their respective capital balances at the beginning of each allocation period relative to the capital of all Members' Capital Accounts. The beginning of an allocation period is defined as the beginning of each fiscal year, the date of admission of any new member, or the date of any additional subscription or redemption by a member.

H. EXPENSE LIMITATION

Pursuant to the Expense Limitation Agreement, the Adviser has contractually agreed to waive and/or reimburse the Fund's expenses to the extent necessary to ensure that the Fund's annualized expenses (excluding the Incentive Allocation, if any) will not exceed 1.75% including the Fund's allocated portion of expense incurred by the Master Fund. The initial term of the Expense Limitation
Agreement is the first fiscal year of the Fund's operations, and will be automatically renewed for each fiscal year thereafter unless the Adviser provides

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

written notice to the Fund and the Master Fund of the termination of the Expense Limitation Agreement at least 30 days prior to the end of the then-current term.

3. RELATED PARTY TRANSACTIONS

A. MANAGEMENT FEE

The Adviser provides certain management and administration services to the Fund, including, among other things, providing office space and other support services. In consideration for such management services, the Master Fund pays the Adviser a management fee (the "Management Fee") at an annual rate of 1.00% of the Master Fund's month end net assets, including assets attributable to the Adviser (or its affiliates) and before giving effect to any repurchases by the Master Fund of interests in the Master Fund. The Management Fee accrues monthly and is payable at the end of each quarter. As an investor in the Master Fund, the Fund's value of its investment in the Master Fund is reduced by the Management Fee accrued by the Master Fund.

B. BOARD FEES

Board fees are paid at the Master Fund level. See accompanying note in the Master Fund notes attached.

C. INCENTIVE ALLOCATION

As of each March 31, upon any repurchases of Interests (solely with respect to the Interest repurchased), and upon termination of the Fund (each, a "Performance Period"), a reallocation (the "Incentive Allocation") will be made from the Capital Account of each Member to the Capital Account of the Special Advisory Member (the Adviser) equal to 10% of the amount, if any, by which the net profit allocated to such Member's Capital Account for such Performance Period in excess of the Hurdle Rate (based on the 90-day U.S. Treasury bill rates) for such Performance Period exceeds the positive balance of such Member's Loss Carryforward Account. The Incentive Allocation will be applied on a "high water mark" basis such that in the event a Capital Account suffers a net loss in a particular Performance Period, no Incentive Allocation will be made with respect to such Performance Period or any subsequent Performance Period, until such net loss is first recovered (taking into account interim repurchases, if any). For the six month period ended September 30, 2005, the Adviser earned an Incentive Allocation of $121,225.

The Hurdle Rate is calculated monthly using the average of the weekly 90-day U.S. Treasury bill for that month. For the six months ended September 30, 2005, the average Hurdle Rate was 3.129%.

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

3. RELATED PARTY TRANSACTIONS (CONTINUED)

D. UNDERWRITING

Under the terms of an investor servicing agreement (the " Underwriting Agreement") between the Fund and Scudder Distributors, Inc. (the "Distributor"), the Distributor is authorized to retain brokers, dealers and certain financial advisers ("Investor Service Providers") to provide ongoing investor services and account maintenance services to Members that are their customers. The Distributor bears all of its expenses of providing distribution services as described under the Underwriting Agreement.

E. SUB-ADMINISTRATION

The Adviser has also retained one of its affiliates, Investment Company Capital Corporation ("ICCC"), to provide sub-administration services pursuant to the Board services agreement. Under this agreement, ICCC, among other things: drafts Board agendas and resolutions; prepares Board materials; communicates with the Directors; and drafts Board-meeting minutes. For the services performed by ICCC pursuant to this Agreement, the Adviser compensates ICCC at no additional expense to the Fund.

4. ADMINISTRATION AND OTHER FEES

In accordance with the terms of the administration agreement ("Administration Agreement") and with the approval of the Fund's Board, PFPC, Inc. (an affiliate of PNC Bank, N.A.) ("PFPC") serves as the Fund's administrator pursuant to the administration agreement between PFPC and the Fund (Administration Agreement"). Under the Administration Agreement, PFPC provides administrative and accounting services to the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC a fee for services rendered.

The Fund has entered into an investor services agreement with PFPC, whereby PFPC provides investor services and transfer agency functions for the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC a fee for services rendered.

PFPC Trust Company (also an affiliate of PNC Bank, N.A.) serves as custodian of the Fund's assets and provides custodial services to the Fund.

5. SECURITY TRANSACTIONS

As of September 30, 2005, the Fund's only investment was its investment in the Master Fund. Aggregate purchases of the Master Fund amounted to $22,825,915 and aggregate sales of the Master Fund amounted to $57,188 for the six month period ended September 30, 2005.

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the investment funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. The Master Fund's off-balance sheet risk in these financial instruments as discussed in the notes to the Master Fund's financial statements.

7. CONCENTRATION OF RISK

The Master Fund invests primarily in Investment funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage that may involve significant risks.

The Master Fund's concentration of risk is discussed in the notes to the Master Fund's financial statements.

8. GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

In November 2002, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS, AN INTERPRETATION OF FASB STATEMENTS NO. 5, 57, AND 107 AND RESCISSION OF FASB
INTERPRETATION NO. 34 ("FIN 45"). FIN 45 requires certain disclosure that was intended to improve the transparency of the financial statement information about a guarantor's obligations and liquidity risks related to guarantees issued. In the normal course of business, the Fund enters into contracts that contain a variety of warranties and representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

9. SUBSEQUENT EVENT

In October 2005, the Fund effected subscriptions from Members of $5,401,325 of which $5,009,759 were received prior to October 1, 2005.

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED)
--------------------------------------------------------------------------------

The business of the Fund is managed under the direction of the Board. Subject to the provisions of the Operating Agreement and Delaware law, the Directors have all powers necessary and convenient to carry out the responsibility. The Directors and Officers of the Fund, their addresses, their ages and descriptions of their principal occupations during the past five years are listed below.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                   TERM OF                             PORTFOLIOS IN
                                                  OFFICE(i) &       PRINCIPAL              FUND
                                   POSITION(S)    LENGTH OF        OCCUPATION(S)          COMPLEX            OTHER
                                      HELD          TIME          DURING THE PAST       OVERSEEN BY       DIRECTORSHIPS
NAME, ADDRESS AND AGE               WITH FUND      SERVED            5 YEARS              DIRECTOR       HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Nolan T. Altman (ii)                Director      Since         President, NTA                3         Director, State University
c/o DB Hedge Strategies Fund LLC                  inception     Consulting (financial                   of New York at Albany
25 DeForest Ave.                                                services consulting)                    Foundation (1998 to
Summit, NJ 07901-2154                                           (2001 to present).                      present); Director, Phinity
(9/18/55)                                                       Formerly, Chief                         Offshore Fund, Ltd.,
                                                                Financial Officer,                      Tiger Asia Overseas
                                                                Tiger Management                        Fund, Ltd. Offshore Fund;
                                                                (investment adviser to                  Tiger Technology Fund
                                                                hedge funds) (1993 to                   Ltd., TS I Offshore
                                                                2001).                                  Limited (2004 to present).
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(i) Each Director serves for the duration of the Fund, or until his death, resignation, termination, removal or retirement.

(ii) Since March 2003, Messrs. Altman and Citron have served as members of the Conflicts Advisory Board of certain private investment funds managed by DBIM or its affiliates. This Conflicts Advisory Board meets on an intermittent basis to evaluate whether specific transactions involving the private investment funds raise conflicts of interest with DBIM, its affiliates, or accounts managed by DBIM or its affiliates.

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER OF
                                                     TERM OF                                         PORTFOLIOS
                                                   OFFICE(i) &                                        IN FUND           OTHER
                                     POSITION(S)    LENGTH OF     PRINCIPAL OCCUPATION(S)             COMPLEX        DIRECTORSHIPS
                                     HELD WITH        TIME             DURING THE PAST                OVERSEEN           HELD
NAME, ADDRESS AND AGE                  FUND          SERVED                5 YEARS                   BY DIRECTOR      BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
Louis S. Citron (ii)                 Director       Since        General Counsel, New                     3              None
c/o DB Hedge Strategies Fund LLC                    Inception    Enterprise Associates (venture
25 DeForest Ave.                                                 capital firm) (2001 to present).
Summit, NJ 07901-2154                                            Formerly, General Counsel and
(1/31/65)                                                        Sr. Vice President, the ING
                                                                 mutual funds (1998 to 2000);
                                                                 Vice President, ING Mutual
                                                                 Funds Management Co. LLC
                                                                 (registered investment adviser)
                                                                 (1998 to 2000); Vice President,
                                                                 ING Funds Distributors, Inc.
                                                                 (principal underwriter for the
                                                                 ING mutual funds) (1998 to
                                                                 2000); Vice President, ING
                                                                 Funds Services Co. LLC
                                                                 (administrator to the ING
                                                                 mutual funds) (1998 to 2000).
-----------------------------------------------------------------------------------------------------------------------------------

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                     TERM OF                                  PORTFOLIOS
                                                   OFFICE(i) &          PRINCIPAL              IN FUND           OTHER
                                     POSITION(S)    LENGTH OF         OCCUPATION(S)            COMPLEX        DIRECTORSHIPS
                                     HELD WITH        TIME           DURING THE PAST           OVERSEEN           HELD
NAME, ADDRESS AND AGE                  FUND          SERVED              5 YEARS              BY DIRECTOR      BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Edward T. Tokar                      Director      Since         Sr. Managing Director of          3        Director, Gabelli
c/o DB Hedge Strategies Fund LLC                   Inception     Investments, Beacon                        Dividend and Income
25 DeForest Ave.                                                 Trust Company (2004 to                     Trust (2003 to present);
Summit, NJ 07901-2154                                            present); Chief Executive                  Trustee, Levco Series
(6/12/47)                                                        Officer, Allied Capital                    Trust Mutual Funds (2
                                                                 Management LLC                             portfolios) (2001 to
                                                                 (registered investment                     present); Director,
                                                                 adviser - wholly owned                     Allied Capital Manage-
                                                                 subsidiary of Honeywell)                   ment LLC (1998 to
                                                                 (1998 to 2004); and Vice                   2004). Formerly,
                                                                 President - Investments,                   Trustee, Scudder MG
                                                                 Honeywell International,                   Investment Trust
                                                                 Inc. (advanced tech-                       (formerly Morgan
                                                                 nology and                                 Grenfell Investment
                                                                 manufacturer) (1977 to                     Trust (11 portfolios)
                                                                 2004).                                     (1994 to 2002).
------------------------------------------------------------------------------------------------------------------------------------

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

OFFICERS
------------------------------------------------------------------------------------------------------------------------------

NAME, ADDRESS AND AGE                 POSITIONS HELD WITH FUND                  PRINCIPAL OCCUPATION(S) DURING THE LAST
                                                                                               5 YEARS
------------------------------------------------------------------------------------------------------------------------------
Julian F. Sluyters(iii)               Chief Executive Officer           President (as of May 24, 2005) and Chief Executive
345 Park Ave.                                                           Officer (as of June 18, 2004); Managing Director,
New York, NY 10154                                                      Deutsche Asset Management (May 2004-present);
(7/14/60)                                                               President and Chief Executive Officer, UBS Fund
                                                                        Services (2001 to 2003); Chief Administrative Officer
                                                                        (1998 to 2001) and Sr. Vice President and Director of
                                                                        Mutual Fund Operations (1991 to 1998), UBS Global
                                                                        Asset Management.
------------------------------------------------------------------------------------------------------------------------------

Pamela Kiernan                        President                         Chief Operating Officer, DB Absolute Return
DB Absolute Return Strategies                                           Strategies (2005 to present). Formerly, Chief
280 Park Avenue, 9Th Floor                                              Operating Officer - Americas, DB Advisors LLC
New York, NY 10017                                                      (2004); Chief Operations Officer - America,
(9/16/68)                                                               Deutsche Bank Global Equities (2002 to 2004);
                                                                        Business Management - Trading, Deutsche Bank
                                                                        Global Equities (1997 to 2002).
------------------------------------------------------------------------------------------------------------------------------

Marielena Glassman                    Treasurer, Principal              Chief Administration Officer, DB Absolute Return
Deutsche Asset Management             Financial & Accounting            Strategies (2002 to present). Formerly Global Head
25 DeForest Ave., 2nd Floor           Officer                           of Business Management, Deutsche Asset
Summit, NJ 07901-2154                                                   Management (1990 to 2002): Co-Head of Global
(06/06/63)                                                              Portfolio Management product, Bankers Trust Private
                                                                        Banking (1996-1999).
------------------------------------------------------------------------------------------------------------------------------

Carole Coleman(iii)                   Secretary                         Vice President and Secretary; Director, Deutsche
Deutsche Asset Management                                               Asset Management (since 2005); Associate General
345 Park Avenue, 16th Floor                                             Counsel, Fred Alger & Company (2002-2005);
New York, NY 10154                                                      Associate Attorney, Charpie & Associates (1995-
(08/23/69)                                                              2002).
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(iii) All Officers also serve in similar capacities as Officers for other funds advised by the Investment Manager or its affiliates.

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch(iii)                         Assistant Secretary            Consultant. Formerly, Managing Director,
Deutsche Asset Management                                                    Deutsche Asset Management (asset management
1 South St.                                                                  division of Deutsche Bank) (2002 to 2005);
Baltimore, MD 21202-3298                                                     Director, Deutsche Asset Management (1999 to
(3/27/54)                                                                    2002); Principal, BT Alex. Brown Inc. (now
                                                                             Deutsche Bank Securities Inc.) (1998 -1999);
                                                                             Assistant General Counsel, U.S. Securities and
                                                                             Exchange Commission (1993 to 1998); Director,
                                                                             Deutsche Global Funds Ltd. (2002 to 2004).
--------------------------------------------------------------------------------------------------------------------------------

John H. Kim                                   Assistant Secretary            Director and Senior Counsel, Deutsche Asset
Deutsche Asset Management                                                    Management (asset management division of
345 Park Avenue                                                              Deutsche Bank) (2001 to present); Sr. Associate,
New York, NY 10154                                                           Wilkie Farr & Gallagher (law firm) (1995 to
(1/9/71)                                                                     2001).
--------------------------------------------------------------------------------------------------------------------------------

Anthony Conte                                 Assistant Treasurer            Head of Alternative Assets Compliance (06/2005
Deutsche Asset Management                                                    to present); Head of Compliance, DB Absolute
345 Park Avenue                                                              Return Strategies (2003 to present); Head of
New York, NY 10154                                                           Business Risk, DB Absolute Return Strategies
(3/28/69)                                                                    (2001 to 2003); Head of Asset Management
                                                                             Compliance, CIBC World Markets Corp. (1999 to
                                                                             2001).
--------------------------------------------------------------------------------------------------------------------------------

Neil Novembre                                 Assistant Treasurer            Head of Fund Accounting, DB Absolute Return
Deutsche Asset Management                                                    Strategies (2002 to present). Formerly,
25 DeForest Ave., 2nd Floor                                                  Assurance/Business Advisory Services,
Summit, NJ 07901-2154                                                        PricewaterhouseCoopers, New York (2000-2002);
(06/18/73)                                                                   Rothstein, Kass & Company, New Jersey (hedge
                                                                             fund administrator) (1996-2000).

--------------------------------------------------------------------------------------------------------------------------------
Joshua Kestler                                Vice President                 Head of Product Structuring, DB Absolute Return
Deutsche Asset Management                                                    Strategies (2004 to present); Associate, Schulte
25 DeForest Ave., 2nd Floor                                                  Roth & Zabel LLP (law firm) (2001-2004); Law
Summit, NJ 07901-2154                                                        Clerk, Hon. James H. Coleman, New Jersey
(04/27/75)                                                                   Supreme Court (2000-2001).
--------------------------------------------------------------------------------------------------------------------------------

The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

--------------------------------------------------------------------------------
(iii) All Officers also serve in similar capacities as Officers for other funds advised by the Investment Manager or its affiliates.

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
PORTFOLIO PROXY VOTING PROCEDURES; SEC FILINGS (UNAUDITED)
--------------------------------------------------------------------------------

The Fund invests substantially all of its assets in the securities of Investment funds, which are privately placed investment vehicles, typically referred to as "hedge funds." These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Fund receives notices or proxies from Investment funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Fund has delegated proxy voting responsibilities to the Adviser. The Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Adviser and its affiliates, including the Fund's principal underwriter.

A description of the Adviser's Policies is available (i) without charge, upon request, by calling the Fund toll-free at 1-888-262-0695, and (ii) on the SEC's website at WWW.SEC.GOV.

In addition, the Fund is required to file new Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The funds Form N-PX is available (i) without charge, upon request, by calling the Fund toll free at 1-888-262-0695 and (ii) on the SEC's website at WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at WWW.SEC.GOV. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                  ATTACHMENT A

          THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC

                              FINANCIAL STATEMENTS

     For the Six Month Period from April 1, 2005 through September 30, 2005

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                              Financial Statements
                                   (unaudited)
     For the Six Month Period from April 1, 2005 through September 30, 2005

                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital ..................      1
Schedule of Investments ................................................    2-3
Statement of Operations ................................................      4
Statement of Changes in Members' Capital ...............................      5
Statement of Cash Flows ................................................      6
Financial Highlights ...................................................      7
Notes to Financial Statements ..........................................   8-13
Directors and Officers Biographical Data ...............................  14-18
Portfolio Proxy Voting Policies and Procedures; SEC Filings ............     19
Components of Market Value by Investment Strategy ......................     20

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

              Statement of Assets, Liabilities and Members' Capital
                                   (unaudited)
                               September 30, 2005

ASSETS
Investments in investment funds, at fair value (cost $58,415,217)   $63,771,604
Cash and cash equivalents                                               143,257
Receivable for investment funds sold                                  5,058,688
Investment funds paid in advance                                      3,500,000
Receivable from Domestic Feeder Fund                                     59,933
Prepaid expenses                                                         27,835
Other assets                                                             44,010
                                                                    -----------
           TOTAL ASSETS                                             $72,605,327
                                                                    ===========

LIABILITIES
Redemptions payable                                                 $ 9,500,000
Management fees payable                                                 334,118
Professional fees payable                                                77,325
Registration fees payable                                                58,200
Investor services fees payable                                            9,750
Administration fees payable                                               9,394
Custodian fees payable                                                    3,444
Other fees payable                                                       49,030
                                                                    -----------
           TOTAL LIABILITIES                                         10,041,261
                                                                    -----------

MEMBERS' CAPITAL                                                     62,564,066
                                                                    -----------

TOTAL LIABILITIES AND MEMBERS' CAPITAL                              $72,605,327
                                                                    ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                             Schedule of Investments
                                   (unaudited)
                               September 30, 2005

                                                                                                                    % OF
                                                                                                                   MEMBERS'
STRATEGY             INVESTMENT FUND                                  COST              FAIR VALUE   LIQUIDITY     CAPITAL
--------             ---------------                                  ----              ----------   ---------     --------
Event Driven         Avenue Asia Investments, L.P.                 $ 1,000,000         $ 1,040,631    Annually       1.7%
                     Avenue Europe Investments, L.P.                 1,382,924           1,510,848   Quarterly       2.4%
                     Gracie Capital L.P.                             1,500,000           1,655,831    Annually       2.7%
                     Harbert Distressed Investment Fund, L.P.        1,750,000           1,961,381   Quarterly       3.1%
                     Marathon Special Opportunity Fund, L.P.         1,500,000           1,576,992    Annually       2.5%
                     Merced Partners, L.P.                           1,550,000           1,771,593    Annually       2.8%
                     Perry Partners, L.P.                            2,600,000           2,838,118    Annually       4.5%
                     Special K Capital II, L.P.                      1,750,000           1,547,764    Annually       2.5%
                     Strategic Value Restructuring Fund, L.P.          870,036           1,086,960    Annually       1.7%
                                                                   -----------------------------------------------------
Total Event Driven                                                  13,902,960          14,990,118                  23.9%

Global Macro          Anglian Commodities U.S. Feeder                                                 Monthly
                            Fund, L.L.C.                               900,000             880,977                   1.4%
                      Bridgewater Pure Alpha Trading Fund I          1,250,000           1,382,783    Monthly        2.2%
                      Drawbridge Global Macro Fund, L.P.             1,402,817           1,641,284   Quarterly       2.6%
                      FX Concepts Global Fund Master                                                  Monthly
                            Trust -  Multi Strategy Series             700,000             796,854                   1.3%
                      Graham Global Investment Fund Ltd.               500,000             485,216    Monthly        0.8%
                      Vega Select Opportunities Fund Limited         1,450,000           1,366,643    Monthly        2.2%
                                                                   -------------------------------              --------
Total Global Macro                                                   6,202,817           6,553,757                  10.5%

Long/Short Equity     Amaranth Global Equities, L.L.C.               1,200,000           1,433,044    Annually       2.3%
                      Artha Emerging Markets Fund, L.P.              1,050,000           1,268,635   Quarterly       2.0%
                      Bonanza Partners LP                              700,000             756,269   Quarterly       1.2%
                      Delta Fund Europe LP                           1,700,000           2,061,908   Quarterly       3.3%
                      FrontPoint Value Discovery Fund, L.P.          1,400,000           1,586,480   Quarterly       2.5%
                      Gandhara Fund L.P.                             1,120,000           1,200,746   Quarterly       1.9%
                      Hard Assets Partners, L.P.                     1,200,000           1,406,546    Monthly        2.3%
                      Hayground Cove Institutional Partners,                                         Quarterly
                            L.P.                                     1,150,000           1,201,127                   1.9%
                      Jana Partners Qualified, L.P.                  1,700,000           1,789,107   Quarterly       2.9%
                      Kinetics Partners, L.P.                        1,550,000           1,942,471   Quarterly       3.1%
                      MPC Pilgrim, L.P.                              1,400,000           1,495,787    Monthly        2.4%
                      Miramar Capital Partners, L.P.                 1,250,000           1,159,869   Quarterly       1.9%
                      RX Healthcare Partners II, L.P.                1,275,000           1,361,228   Quarterly       2.2%
                      Seligman Tech Spectrum Fund LLC                  500,000             508,924    Monthly        0.8%

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                                   (unaudited)
                               September 30, 2005

                             SR Global, L.P. Asia                    $ 1,000,000    $  1,320,011    Monthly       2.1%
                             Stadia Consumer Fund (QP), L.P.           1,275,000       1,264,054   Quarterly      2.0%
                             TCS Capital II, L.P.                      1,175,000       1,513,079    Annually      2.4%
                             Torrey Pines Fund, L.L.C.                 1,400,000       1,507,193   Quarterly      2.4%
                             Tracer Capital Partners QP, LP            1,000,000       1,186,187   Quarterly      1.9%
                             UC Financials Fund Limited                1,350,000       1,508,392    Monthly       2.4%
                                                                     ---------------------------                -----
Total Long/Short Equity                                               24,395,000      27,471,057                 43.9%
                                                                     ---------------------------                -----

Relative Value               Affinium Fund Ltd                           500,000         501,444    Annually      0.8%
                             Amaranth Capital Partners, L.L.C.         2,150,000       2,489,832    Annually      4.0%
                             Aristeia Capital Partners, L.P.           1,000,000       1,043,483   Quarterly      1.7%
                             Bogle World Fund, L.P.                    1,600,000       1,758,256   Quarterly      2.8%
                             Citadel Wellington Partners, L.L.C.       3,400,000       3,534,773   Quarterly      5.6%
                             Clinton Multistrategy Fund, L.L.C.        1,900,000       1,982,431    Monthly       3.2%
                             Ellington Overseas Partners, Ltd.           700,000         751,455   Quarterly      1.2%
                             Julius Baer Diversified Fixed Income                                  Quarterly
                                  Hedge Fund                           1,200,000       1,328,876                  2.1%
                             Marathon Global Convertible Fund L.P        750,000         743,166    Monthly       1.2%
                             Silverback Partners, L.P.                   714,440         622,956   Quarterly      1.0%
                                                                     ---------------------------                -----
Total Relative Value                                                  13,914,440      14,756,672                 23.6%
                                                                     ---------------------------                -----

                         Total                                       $58,415,217    $ 63,771,604                101.9%
                                                                     ---------------------------                -----

                         Liabilities in Excess of Other Assets                        (1,207,538)                (1.9%)
                                                                                    ------------                -----

                         Members' Capital                                           $ 62,564,066                100.0%
                                                                                    ============                =====

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                             Statement of Operations
                                   (unaudited)
     For the Six Month Period from April 1, 2005 through September 30, 2005

INVESTMENT INCOME
   Interest income                                                         $    43,654
                                                                           -----------
        Total income                                                            43,654

EXPENSES
   Management fees                                          $   336,034
   Professional fees                                             94,126
   Administration fees                                           38,600
   Investor services fees                                        35,377
   Insurance                                                     26,992
   Board of Directors fees and expenses                          26,653
   Registration                                                  26,900
   Custodian fees                                                 6,600
   Other expenses                                                   250
                                                            -----------
        Total expenses                                          591,532

   Management fees waived by Adviser                             (1,916)
                                                            -----------
        Total amounts waived by Adviser                          (1,916)
        Net expenses                                                          (589,616)
                                                                           -----------

        NET INVESTMENT LOSS                                                   (545,962)
                                                                           -----------

Gain from investment fund transactions
         Net realized gain from investment funds redeemed       315,906
         Net unrealized appreciation on investment funds      2,867,677
                                                            -----------
          NET GAIN FROM INVESTMENT FUNDS TRANSACTIONS                        3,183,583
                                                                           -----------

          NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM
            OPERATIONS                                                     $ 2,637,621
                                                                           ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                    Statement of Changes in Members' Capital

                                                                      FOR THE SIX
                                                                      MONTH PERIOD       PERIOD FROM
                                                                     APRIL 1, 2005      OCTOBER 1, 2004
                                                                        THROUGH        (COMMENCEMENT OF
                                                                     SEPTEMBER 30,        OPERATIONS)
                                                                         2005              THROUGH
                                                                      (UNAUDITED)       MARCH 31, 2005
                                                                     --------------     ---------------
 FROM INVESTMENT ACTIVITIES
   Net investment loss                                                $   (545,962)      $   (377,657)
   Net realized gain/(loss) from sale of investment funds
         redeemed                                                          315,906           (107,093)
   Net change in unrealized appreciation on investments
         funds                                                           2,867,677          2,488,710
                                                                      ------------       ------------
        NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS
                                                                         2,637,621          2,003,960

 FROM MEMBERS' CAPITAL TRANSACTIONS
   Subscriptions                                                        22,825,915         53,213,878
    Redemptions                                                        (17,866,257)          (304,079)
    Distributions
                                                                           (46,972)                --
                                                                      ------------       ------------

          NET CHANGE IN MEMBERS' CAPITAL FROM CAPITAL
                TRANSACTIONS                                             4,912,686         52,909,799
                                                                      ------------       ------------

          NET CHANGE IN MEMBERS' CAPITAL                                 7,550,307         54,913,759

 Members' capital at beginning of period                                55,013,759            100,000
                                                                      ------------       ------------

 Members' capital at end of period                                    $ 62,564,066       $ 55,013,759
                                                                      ============       ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                             Statement of Cash Flows
                                   (unaudited)
     For the Six Month Period from April 1, 2005 through September 30, 2005

CASH FLOWS FROM OPERATING ACTIVITIES
   Net increase in Members' capital from operations                         $  2,637,621
   Adjustments to reconcile net increase in Members' capital from operations to net cash used in operating activities:
        Purchases of investment funds                                        (14,920,000)
        Sales of investment funds                                              7,545,689
        Net realized gain from investment funds redeemed                        (315,906)
        Net unrealized appreciation on investment funds                       (2,867,677)
        Decrease  in investment funds paid in advance                            750,000
        Increase in receivable for investment funds sold                      (4,166,324)
        Increase in receivable from Domestic Feeder Fund                         (59,933)
        Decrease in receivable from advisor                                       37,973
        Decrease in prepaid expenses                                              36,989
        Increase in other assets                                                 (39,805)
        Increase in management fees payable                                      334,118
        Decrease in professional fees payable                                   (107,495)
        Increase in registration fees payable                                     19,400
        Decrease in administration fees payable                                   (8,791)
        Increase in investor services fees payable                                 3,750
        Increase in custodian fees payable                                         1,858
        Increase in other fees payable                                            25,848
                                                                            ------------

           NET CASH USED IN OPERATING ACTIVITIES                             (11,092,685)
                                                                            ------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Subscriptions                                                              19,054,748
   Redemptions                                                                (8,366,257)
   Distributions                                                                 (46,972)
                                                                            ------------

           NET CASH PROVIDED BY FINANCING ACTIVITIES                          10,641,519
                                                                            ------------

NET DECREASE IN CASH                                                            (451,166)

Cash and cash equivalents at beginning of period                                 594,423
                                                                            ------------

Cash and cash equivalents at end of period                                  $    143,257
                                                                            ============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                              Financial Highlights

                                                          FOR THE SIX MONTH
THE FOLLOWING REPRESENTS THE RATIOS                            PERIOD               PERIOD FROM OCTOBER 1,
TO AVERAGE NET ASSETS AND OTHER                         APRIL 1, 2005 THROUGH         2004 (COMMENCEMENT
FINANCIAL HIGHLIGHTS INFORMATION FOR                     SEPTEMBER 30, 2005         OF OPERATIONS) THROUGH
THE PERIOD:                                                  (UNAUDITED)                MARCH 31, 2005
                                                       -----------------------      -----------------------
      Ratios to average net assets:

           Net investment loss (a)(b)                              (1.62%)                    (1.67%)

           Net expenses (a)(b)(c)                                   1.75%                      1.75%

      Total return (d)                                              3.64%                      5.04%

      Portfolio turnover rate                                         12%                         3%


      Members' capital, end of period (thousands)               $ 62,564                   $ 55,014

(a)   Annualized for periods of less than one year.

(b) The Adviser waived $1,916 of fees for the six month period ended September 30, 2005. The net investment loss ratio would have been 0.01% greater and the total expenses ratio would have been 0.01% greater had these fees not been waived and reimbursed by the Adviser. The Adviser waived and reimbursed $265,284 of fees and expenses for the period ended March 31, 2005. The net investment loss ratio would have been 1.17% greater and the total expenses ratio would have been 1.17% greater on an annualized basis had these fees and expenses not been waived/reimbursed by the Adviser.

(c) Expense ratios for the underlying Investment funds are not included in the Fund's expense ratio.

(d)   Not annualized.

      The above ratios and total returns are calculated for all Members taken as a whole. An individual investor's return may vary from these returns based on the timing of capital contributions.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

The Topiary Master Fund for Benefit Plan Investors (BPI) LLC (the "Fund") was organized as a Delaware limited liability company on July 16, 2004. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's interests (the "Interests") are registered under the Securities Act of 1933, as amended (the "1933 Act"), but are subject to substantial limits on transferability and resale.

The Fund's investment objective is to generate long-term capital appreciation through a diversified portfolio with volatility that is lower than that of the equity markets and returns that demonstrate little to no correlation with either equity or bond markets. The Fund acts as a "Master Fund" utilizing capital generated by investments by The Topiary Offshore Fund for Benefit Plan Investors
(BPI) LDC (the "Offshore Fund") and through direct investments by other Members. The Offshore Fund's capital is generated by investments by The Topiary Fund for Benefit Plan Investors (BPI) LLC (the "Onshore Fund"). At September 30, 2005, the investment by the Offshore Fund constitutes 86% of the investment capital of the Master Fund, and the Onshore Fund constitutes 100% of the investment capital of the Offshore Fund. The balance of the Fund's capital, approximately 14%, comprises a direct investment by DBAH Capital LLC, an affiliate of DB Investment Managers, Inc. The Fund will attempt to achieve its investment objective by investing in the securities of approximately 50 to 100 Investment funds to be managed pursuant to various alternatives or non-traditional investment strategies, which may be viewed as encompassing four broadly defined primary categories; Relative Value; Event Driven; Long/Short Equity; and Global Macro. The Fund commenced operations on October 1, 2004.

The Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Fund on behalf of the members (the "Members"). At least a majority of the Board are and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Fund.

DB Investment Managers, Inc. (the "Adviser") serves as the investment adviser of the Fund subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the "Investment Management Agreement"). Pursuant to the Investment Management Agreement, the Adviser provides the Fund with ongoing investment guidance, policy direction, and monitoring of the Fund. The Adviser is an indirect wholly owned subsidiary of Deutsche Bank AG ("Deutsche Bank"), an international commercial and investment banking group, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended ("Advisers Act").

Generally, initial and additional applications for interests by eligible investors may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any applications for interests in the Fund. The Fund from time to time may offer to

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

1. ORGANIZATION (CONTINUED)

repurchase Interests. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion. On behalf of non-U.S. Members the Fund withholds and pays taxes on U.S. source income allocated from investment funds.

2. SIGNIFICANT ACCOUNTING POLICIES

A. PORTFOLIO VALUATION

The net asset value of the Fund is determined by or at the direction of the Adviser as of the last business day of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

The net asset value of the Fund equals the value of the Fund's assets less the Fund's liabilities, including accrued fees and expenses. The Fund's investments in the Investment funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Fund values its investments in Investment funds at fair value. In accordance with these procedures, fair value as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in an Investment Fund represents the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund's interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that an Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well any other relevant information available at the time the Fund values its portfolio. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

B. INCOME RECOGNITION AND SECURITY TRANSACTIONS

Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the investment fund.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FUND COSTS

The Fund bears all expenses incurred in its business other than those that the Adviser assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

D. INCOME TAXES

The Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Accordingly, no provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss. On behalf of the Fund's foreign members', the Fund withholds and pays taxes on U.S. source income and U.S. effectively connected income, if any, allocated from underlying investments to the extent such income is not exempted from withholdings under the Internal Revenue Code and Regulations there under. Such amounts are treated as withholding tax credits for federal income tax purposes. The actual amount of such taxes is not known until all K-1's from underlying funds are received, usually in the following tax year. Prior to the final determination, the amount of the tax is estimated based on information available. The final tax could be different from the estimated tax and the difference could be significant.

E. CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of monies on deposit at PFPC Trust Company. The Fund treats all financial instruments that mature within three months as cash equivalents.

F. USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Adviser provides certain management and administration services to the Fund, including, among other things, providing office space and other support services. In consideration for such management services, the Fund pays the Adviser a monthly management fee (the "Management Fee") at an annual rate of 1.00% of the Fund's month end net assets, including assets attributable to the Adviser (or its affiliates) and before giving effect to any repurchases by the Fund. The Management Fee accrues monthly and is payable at the end of each quarter. Management fees for the six month period ended September 30, 2005 were $336,034, $334,118 of which was payable at September 30, 2005.

The Adviser has contractually agreed to a waiver of its fees and/or reimbursement of the Fund's expenses to the extent necessary so that the Fund's annualized expenses do not exceed 1.75% ("Expense Limitation Agreement") during the period through March 31, 2006. For the period, the Adviser waived management fees of $1,916 for the expenses the Fund accrued.

In accordance with the terms of the administration agreement ("Administration Agreement") and with the approval of the Fund's Board, PFPC, Inc. (an affiliate of PNC Bank, N.A.) ("PFPC") serves as the Fund's administrator pursuant to the administration agreement between PFPC and the Fund (Administration Agreement"). Under the Administration Agreement, PFPC provides administrative and accounting services to the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC a fee for services rendered.

The Fund has entered into an investor services agreement with PFPC, whereby PFPC provides investor services and transfer agency functions for the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC a fee for services rendered.

The Adviser has also retained one of its affiliates, Investment Company Capital Corporation ("ICCC"), to provide sub-administration services pursuant to the Board services agreement. Under this agreement, ICCC, among other things: drafts Board agendas and resolutions; prepares Board materials; communicates with the Directors; and drafts Board-meeting minutes. For the services performed by ICCC pursuant to this Agreement, the Adviser compensates ICCC at no additional expense to the Fund.

Each Board member who is not an employee of the Adviser, or one of its affiliates, receives an annual retainer of $8,000 plus a fee for each meeting attended. The chairman of the audit committee also receives an additional annual fee of $1,000. These Board members are also reimbursed by the Fund for all reasonable out of pocket expenses.

PFPC Trust Company (also an affiliate of PNC Bank, N.A.) serves as custodian of the Fund's assets and provides custodial services to the Fund.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

Under the terms of an investor servicing agreement (the " Underwriting Agreement") between the Fund and Scudder Distributors, Inc. (the "Distributor"), the Distributor is authorized to retain brokers, dealers and certain financial advisers ("Investor Service Providers") to provide ongoing investor services and account maintenance services to Members that are their customers. The Distributor bears all of its expenses of providing distribution services as described under the Underwriting Agreement.

4. SECURITY TRANSACTIONS

As of September 30, 2005, the Fund had investments in Investment funds, none of which were related parties. Aggregate purchases of Investment funds amounted to $14,920,000 and aggregate sales of Investment funds amounted to $7,545,689 for the period ended September 30, 2005.

At September 30, 2005, the estimated cost of investments for Federal income tax purposes was $58,415,217. As of that date, net unrealized appreciation on investments was estimated to be $5,356,387, made up of gross unrealized appreciation on investments of $5,875,182 and gross unrealized depreciation on investments of $518,795.

5. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Fund's risk of loss in these Investment funds is limited to the value of these investments reported by the Fund. The Fund itself does not invest in securities with off-balance sheet risk.

6. CONCENTRATION OF RISK

The Master Fund invests primarily in Investment funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Investment funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment funds' net asset value.

Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks relating to limited liquidity.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

7. GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

In November 2002, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS, AN INTERPRETATION OF FASB STATEMENTS NO. 5, 57, AND 107 AND RESCISSION OF FASB
INTERPRETATION NO. 34 ("FIN 45"). FIN 45 requires certain disclosure that was intended to improve the transparency of the financial statement information about a guarantor's obligations and liquidity risks related to guarantees issued. In the normal course of business, the Fund enters into contracts that contain a variety of warranties and representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund's management expects the risk of loss to be remote.

8. SUBSEQUENT EVENT

In October, 2005, the Fund effected subscriptions from Members of $5,401,325 of which none were received prior to October 1, 2005.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED)
--------------------------------------------------------------------------------

The business of the Fund is managed under the direction of the Board. Subject to the provisions of the Operating Agreement and Delaware law, the Directors have all powers necessary and convenient to carry out the responsibility. The Directors and Officers of the Fund, their addresses, their ages and descriptions of their principal occupations during the past five years are listed below.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                    TERM OF                              PORTFOLIOS IN
                                                  OFFICE(i) &          PRINCIPAL              FUND
                                   POSITION(S)     LENGTH OF         OCCUPATION(S)           COMPLEX             OTHER
                                      HELD           TIME           DURING THE PAST        OVERSEEN BY        DIRECTORSHIPS
NAME, ADDRESS AND AGE              WITH FUND        SERVED              5 YEARS              DIRECTOR        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Nolan T. Altman (ii)               Director       Since          President, NTA                 3        Director, State University
c/o DB Hedge Strategies Fund LLC                  inception      Consulting (financial                   of New York at Albany
25 DeForest Ave.                                                 services consulting)                    Foundation (1998 to
Summit, NJ 07901-2154                                            (2001 to present).                      present); Director, Phinity
(9/18/55)                                                        Formerly, Chief                         Offshore Fund, Ltd.,
                                                                 Financial Officer,                      Tiger Asia Overseas
                                                                 Tiger Management                        Fund, Ltd. Off-shore
                                                                 (Investment adviser to                  Fund; Tiger Technology
                                                                 hedge funds) (1993 to                   Fund Ltd., TS I Offshore
                                                                 2001).                                  Limited (2004 to present).
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(i) Each Director serves for the duration of the Fund, or until his death, resignation, termination, removal or retirement.

(ii) Since March 2003, Messrs. Altman and Citron have served as members of the Conflicts Advisory Board of certain private investment funds managed by DBIM or its affiliates. This Conflicts Advisory Board meets on an intermittent basis to evaluate whether specific transactions involving the private investment funds raise conflicts of interest with DBIM, its affiliates, or accounts managed by DBIM or its affiliates.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      NUMBER OF
                                                     TERM OF                                          PORTFOLIOS
                                                   OFFICE(I) &                                         IN FUND         OTHER
                                     POSITION(S)    LENGTH OF         PRINCIPAL OCCUPATION(S)          COMPLEX      DIRECTORSHIPS
                                      HELD WITH       TIME                DURING THE PAST              OVERSEEN         HELD
NAME, ADDRESS AND AGE                    FUND        SERVED                   5 YEARS                 BY DIRECTOR    BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
Louis S. Citron (ii)                  Director      Since          General Counsel, New                    3             None
c/o DB Hedge Strategies Fund LLC                    Inception      Enterprise Associates (venture
25 DeForest Ave.                                                   capital firm) (2001 to present).
Summit, NJ 07901-2154                                              Formerly, General Counsel and
(1/31/65)                                                          Sr. Vice President, the ING
                                                                   mutual funds (1998 to 2000);
                                                                   Vice President, ING Mutual
                                                                   Funds Management Co. LLC
                                                                   (registered investment adviser)
                                                                   (1998 to 2000); Vice President,
                                                                   ING Funds Distributors, Inc.
                                                                   (principal underwriter for the
                                                                   ING mutual funds) (1998 to
                                                                   2000); Vice President, ING
                                                                   Funds Services Co. LLC
                                                                   (administrator to the ING
                                                                   mutual funds) (1998 to 2000).
----------------------------------------------------------------------------------------------------------------------------------

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                    TERM OF                                   PORTFOLIOS
                                                  OFFICE(I)  &                                 IN FUND
                                     POSITION(S)    LENGTH OF         PRINCIPAL                COMPLEX
                                     HELD WITH        TIME       OCCUPATION(S) DURING          OVERSEEN      OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE                  FUND          SERVED         THE PAST 5 YEARS          BY DIRECTOR      HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Edward T. Tokar                      Director       Since        Sr. Managing Director of         3         Director, Gabelli
c/o DB Hedge Strategies Fund LLC                    Inception    Investments, Beacon                        Dividend & Income
25 DeForest Ave.                                                 Trust Co. (2004 to                         Trust (2003 to present);
Summit, NJ 07901-2154                                            present); Chief Executive                  Trustee, Levco Series
(6/12/47)                                                        Officer, Allied Capital                    Trust Mutual Funds
                                                                 Mgmt. LLC (registered                      (2 portfolios) (2001 to
                                                                 investment adviser -                       present); Director,
                                                                 wholly owned subsidiary                    Allied Capital Manage-
                                                                 of Honeywell) (1998 to                     ment LLC (1998 to
                                                                 2004); and Vice                            2004). Formerly,
                                                                 President - Investments,                   Trustee, Scudder MG
                                                                 Honeywell International,                   Investment Trust
                                                                 Inc. (advanced                             (formerly Morgan
                                                                 technology and                             Grenfell Investment
                                                                 manufacturer) (1977 to                     Trust (11 portfolios)
                                                                 2004).                                     (1994 to 2002).
------------------------------------------------------------------------------------------------------------------------------------

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

OFFICERS
----------------------------------------------------------------------------------------------------------------------------

NAME, ADDRESS AND AGE              POSITIONS HELD WITH FUND                 PRINCIPAL OCCUPATION(S) DURING THE LAST
                                                                                             5 YEARS
----------------------------------------------------------------------------------------------------------------------------
Julian F. Sluyters(iii)            Chief Executive Officer           President (as of May 24, 2005) and Chief Executive
345 Park Ave.                                                        Officer (as of June 18, 2004); Managing Director,
New York, NY 10154                                                   Deutsche Asset Management (May 2004 to present);
(7/14/60)                                                            President and Chief Executive Officer, UBS Fund
                                                                     Services (2001 to 2003); Chief Administrative Officer
                                                                     (1998 to 2001) and Sr. Vice President and Director of
                                                                     Mutual Fund Operations (1991 to 1998), UBS Global
                                                                     Asset Management.
----------------------------------------------------------------------------------------------------------------------------

Pamela Kiernan                     President                         Chief Operating Officer, DB Absolute Return
DB Absolute Return Strategies                                        Strategies (2005 to present). Formerly, Chief
280 Park Avenue, 9Th Floor                                           Operating Officer - Americas, DB Advisors LLC
New York, NY 10017                                                   (2004); Chief Operations Officer - America,
(9/16/68)                                                            Deutsche Bank Global Equities (2002 to 2004);
                                                                     Business Management - Trading, Deutsche Bank
                                                                     Global Equities (1997 to 2002).
----------------------------------------------------------------------------------------------------------------------------

Marielena Glassman                 Treasurer, Principal              Chief Administration Officer, DB Absolute Return
Deutsche Asset Management          Financial & Accounting            Strategies (2002 to present). Formerly Global Head
25 DeForest Ave., 2nd Floor        Officer                           of Business Management, Deutsche Asset
Summit, NJ 07901-2154                                                Management (1990 to 2002): Co-Head of Global
(06/06/63)                                                           Portfolio Management product, Bankers Trust Private
                                                                     Banking (1996-1999).
----------------------------------------------------------------------------------------------------------------------------

Carole Coleman(iii)                Secretary                         Vice President and Secretary; Director, Deutsche
Deutsche Asset Management                                            Asset Management (since 2005); Associate General
345 Park Avenue, 16th Floor                                          Counsel, Fred Alger & Company (2002-2005);
New York, NY 10154                                                   Associate Attorney, Charpie & Associates (1995-
(08/23/69)                                                           2002).
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(iii) All Officers also serve in similar capacities as Officers for other funds advised by the Investment Manager or its affiliates.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Daniel O. Hirsch(iii)           Assistant         Consultant. Formerly, Managing Director, Deutsche
Deutsche Asset Management       Secretary         Asset Management (asset management division of
1 South St.                                       Deutsche Bank) (2002 to 2005); Director, Deutsche
Baltimore, MD 21202-3298                          Asset Management (1999 to 2002); Principal, BT Alex.
(3/27/54)                                         Brown Inc. (now Deutsche Bank Securities Inc.) (1998 -
                                                  1999); Assistant General Counsel, U.S. Securities and
                                                  Exchange Commission (1993 to 1998); Director,
                                                  Deutsche Global Funds Ltd. (2002 to 2004).
----------------------------------------------------------------------------------------------------------

John H. Kim                     Assistant         Director and Senior Counsel, Deutsche Asset
Deutsche Asset Management       Secretary         Management (asset management division of Deutsche
345 Park Avenue                                   Bank) (2001 to present); Sr. Associate, Wilkie Farr &
New York, NY 10154                                Gallagher (law firm) (1995 to 2001).
(1/9/71)
----------------------------------------------------------------------------------------------------------

Anthony Conte                   Assistant         Head of Alternative Assets Compliance (06/2005 to
Deutsche Asset Management       Treasurer         present); Head of Compliance, DB Absolute Return
345 Park Avenue                                   Strategies (2003 to present); Head of Business Risk, DB
New York, NY 10154                                Absolute Return Strategies (2001 to 2003); Head of
(3/28/69)                                         Asset Management Compliance, CIBC World Markets
                                                  Corp. (1999 to 2001).
----------------------------------------------------------------------------------------------------------

Neil Novembre                   Assistant         Head of Fund Accounting, DB Absolute Return
Deutsche Asset Management       Treasurer         Strategies (2002 to present). Formerly,
25 DeForest Ave., 2nd Floor                       Assurance/Business Advisory Services,
Summit, NJ 07901-2154                             PricewaterhouseCoopers, New York (2000-2002);
(06/18/73)                                        Rothstein, Kass & Company, New Jersey (hedge fund
                                                  administrator) (1996-2000).
----------------------------------------------------------------------------------------------------------

Joshua Kestler                  Vice President    Head of Product Structuring, DB Absolute Return
Deutsche Asset Management                         Strategies (2004 to present); Associate, Schulte Roth &
25 DeForest Ave., 2nd Floor                       Zabel LLP (law firm) (2001-2004); Law Clerk, Hon.
Summit, NJ 07901-2154                             James H. Coleman, New Jersey Supreme Court (2000-
(04/27/75)                                        2001).
----------------------------------------------------------------------------------------------------------

The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

--------------------------------------------------------------------------------
(iii) All Officers also serve in similar capacities as Officers for other funds advised by the Investment Manager or its affiliates.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; SEC FILINGS (UNAUDITED)
--------------------------------------------------------------------------------

The Fund invests substantially all of its assets in the securities of Investment funds, which are privately placed investment vehicles, typically referred to as "hedge funds." These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Fund receives notices or proxies from Investment funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Fund has delegated proxy voting responsibilities to the Adviser. The Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Adviser and its affiliates, including the Fund's principal underwriter.

A description of the Adviser's Policies is available (i) without charge, upon request, by calling the Fund toll-free at 1-888-262-0695, and (ii) on the SEC's website at WWW.SEC.GOV.

In addition, the Fund is required to file new Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The funds Form N-PX is available (i) without charge, upon request, by calling the Fund toll free at 1-888-262-0695 and (ii) on the SEC's website at WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at WWW.SEC.GOV. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
COMPONENTS OF NET ASSETS BY INVESTMENT STRATEGY (UNAUDITED)
--------------------------------------------------------------------------------

                         COMPONENTS OF MARKET VALUE BY
                              INVESTMENT STRATEGY

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

        EVENT DRIVEN    GLOBAL MACRO    LONG/ SHORT EQUITY      RELATIVE VALUE
             23.5%          10.3%              43.1%                 23.1%

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Topiary Fund for Benefit Plan Investors (BPI) LLC
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By (Signature and Title)*  /s/ Julian Sluyters
                         -------------------------------------------------------
                          Julian Sluyters, Chief Executive Officer
                          (principal executive officer)

Date  December 7, 2005
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Julian Sluyters
                         -------------------------------------------------------
                           Julian Sluyters, Chief Executive Officer
                           (principal executive officer)

Date  December 7, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Marie Glassman
                         -------------------------------------------------------
                          Marie Glassman, Treasurer, Principal Financial
                          Officer and Accounting Officer
                          (principal financial officer)

Date  December 7, 2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.